INCOME TAXES - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effective income tax rate	22.20%	531.90%	2.40%	2.60%	27.00%
Deferred tax liabilities			$ 86,498	$ 72,896
Other long-term liabilities			87,900	75,900
Other assets			1,400	3,000
Federal capital loss carryforwards			0	21,200
Federal net operating loss carryforwards			293,200
Valuation allowances			53,400	39,500
Provision for income taxes			34,500	18,700
Offset acquired net operating loss			19,300	20,900
Other comprehensive income (loss)			(400)	(100)
Unrecognized tax benefits	$ 36,400		34,425	27,661	$ 22,784
Gross amount of interest accrued related to unrecognized tax benefits			4,100	2,700
Increases in interest			600	1,100
Penalties accrued			100	100
Unrecognized tax benefits that would impact effective tax rate			38,500
Income taxes	5,085	$ 48,604	8,507	3,371	88,235
Income from continuing operations	$ 22,932	9,137	(356,717)	$ (129,634)	$ (327,100)
Tax adjustments, settlements, and unusual provisions		$ 32,300
Tax Year 2021
Federal net operating loss carryforwards			171,200
Tax Year 2037
Federal net operating loss carryforwards			122,000
In Years 2021 Through 2030
Foreign net operating losses			$ 82,700
Tax credit expire period			In years 2021 through 2030
No Expiration Date
Federal capital loss carryforwards			$ 10,700
Foreign net operating losses			$ 59,000
Tax credit expire period			Which expire over various time periods ranging from 5 years to no expiration
In Years 2021 Through 2040
Tax credit expire period			In years 2021 through 2040
State net operating losses			$ 11,700